Share-based Payment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Equity incentive plan period	10 years
Exercise price for options outstanding | $	$ 21.11	$ 21.11
Weighted average remaining contractual life for the share options outstanding | yr	6.6	7.6
One year after the date of grant [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payment vesting percentage	33.00%
Two years after the date of grant [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payment vesting percentage	66.00%
Three years after the date of grant [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payment vesting percentage	100.00%